Property, plant and equipment, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Property, plant and equipment, net
Total payments related to this construction	$ 397,000	$ 508,958	$ 165,000
Total investment	$ 1,070,958
Capitalized borrowing costs		$ 33,460	$ 9,284